UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2008
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		November 13, 2008

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      15
						     ----------
Form 13F Information Table Value Total	              $130,340
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aldila Inc.	                COM NEW	       014384200    1,313   327,317  SH		SOLE NONE     327,317 	    0	 0
Aerovironment Inc.	        COM	       008073108    1,298    40,637  SH		SOLE NONE      40,637 	    0	 0
Allscripts Healthcare Soluti	COM	       01988P108    7,150 1,100,000	CALL    SOLE NONE   1,100,000 	    0	 0
Fidelity Natl. Information. Sv.	COM	       31620M106    9,262   501,714  SH		SOLE NONE     501,714 	    0	 0
First Advantage Corp.		CL A	       31845F100   12,139   863,994  SH		SOLE NONE     863,994 	    0	 0
Hewlettt-Packard Co.	        COM	       428236103   10,601   229,252  SH		SOLE NONE     229,252 	    0	 0
L-1 Identity Solutions Inc.	COM	       50212A106   11,428   747,909  SH		SOLE NONE     747,909 	    0	 0
KBR Inc.	                COM	       48242W106    7,220   472,850  SH		SOLE NONE     472,850 	    0	 0
Lender Processing SVCS Inc.	COM	       52602E102   20,353   666,890  SH		SOLE NONE     666,890 	    0	 0
SAIC, Inc	                COM	       78390X101    9,839   486,342  SH		SOLE NONE     486,342 	    0	 0
Skillsoft PLC	                SPONSORED ADR  830928107   19,247 1,840,035  SH		SOLE NONE   1,840,035 	    0	 0
Spirit Aerosystems Hldgs	COM CL A       848574109    1,768   110,000  SH		SOLE NONE     110,000 	    0	 0
Sumtotal Sys Inc.	        COM	       866615107    5,726 1,400,071  SH		SOLE NONE   1,400,071 	    0	 0
Ultra Clean Hldgs, Inc.	        COM	       90385V107    9,740 1,932,636  SH		SOLE NONE   1,932,636 	    0	 0
Verigy Ltd.	                SHS	       Y93691106    3,256   200,000  SH		SOLE NONE     200,000 	    0	 0
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